LOSS PER SHARE	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
LOSS PER SHARE

NOTE 14: LOSS PER SHARE

The following table presents the calculation of basic and diluted net loss per share:

	Year ended December 31,
	2023	2022	2021
Numerator:
Net loss	$1,877	$136,867	$129,294
Undistributed earnings attributable to preferred shareholders	—	—	8,203
Net loss attributable to ordinary shareholders, basic and diluted	$1,877	$136,867	$137,497
Denominator:
Weighted-average ordinary shares outstanding	48,366,378	45,804,714	30,332,006
Basic and diluted net loss per share	$(0.04)	$(2.99)	$(4.53)